STOCKHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Summary of the issuances of convertible redeemable preferred shares

Gross proceeds	$287,500,000
Less:
Proceeds allocated to Public Warrants	$(10,733,333)
Issuance costs allocated to Class A common stock	(5,983,403)
Plus:
Remeasurement adjustment on redeemable common stock	$16,716,736

Class A common stock subject to possible redemption	$287,500,000

ENERGY VAULT HOLDINGS, INC
Summary of the issuances of convertible redeemable preferred shares

Convertible Preferred stock at September 30, 2021 consisted of the following:

	Shares	Issued and	Liquidation
	Designated	Outstanding	Preference
Series C preferred stock	2,182,524	2,182,515	$106,999,547
Series B-1 preferred stock	2,137,131	2,137,131	31,002,825
Series B preferred stock	2,163,433	2,163,433	25,003,011
Series A-2 preferred stock	750,510	750,510	3,554,716
Series A-1 preferred stock	1,025,646	1,025,646	3,075,830
Series Seed 2 preferred stock	626,994	626,994	933,939
Series Seed 1 preferred stock	1,652,083	1,652,083	752,658
Series FR preferred stock	2,120,000	2,120,000	25,000
Balance at September 30, 2021	12,658,321	12,658,312	$171,347,526

Preferred stock at December 31, 2020 consisted of the following:

	Shares	Issued and	Liquidation
	Designated	Outstanding	Preference
Series B-1 preferred stock	4,853,110	1,081,074	$15,682,870
Series B preferred stock	2,163,433	2,163,433	25,003,011
Series A-2 preferred stock	750,510	750,510	3,554,716
Series A-1 preferred stock	1,025,646	1,025,646	3,075,830
Series Seed 2 preferred stock	626,994	626,994	933,939
Series Seed 1 preferred stock	1,652,083	1,652,083	752,658
Series FR preferred stock	2,120,000	2,120,000	25,000
Balance at December 31, 2020	13,191,776	9,419,740	$49,028,024

	Shares	Issued and	Liquidation
	Designated	Outstanding	Preference
Series B-1 preferred stock	4,853,110	1,081,074	$15,682,870
Series B preferred stock	2,163,433	2,163,433	25,003,011
Series A-2 preferred stock	750,510	750,510	3,554,716
Series A-1 preferred stock	1,025,646	1,025,646	3,075,830
Series Seed 2 preferred stock	626,994	626,994	933,939
Series Seed 1 preferred stock	1,652,083	1,652,083	752,658
Series FR preferred stock	2,120,000	2,120,000	25,000
Balance at December 31, 2020	13,191,776	9,419,740	$49,028,024

	Shares	Issued and	Liquidation
	Designated	Outstanding	Preference
Series B preferred stock	2,163,433	2,163,433	$25,003,011
Series A-2 preferred stock	750,510	750,510	3,554,716
Series A-1 preferred stock	1,025,646	1,025,646	3,075,830
Series Seed 2 preferred stock	626,994	626,994	933,939
Series Seed 1 preferred stock	1,652,083	1,652,083	752,658
Series FR preferred stock	2,120,000	2,120,000	25,000
Balance at December 31, 2019	8,338,666	8,338,666	$33,345,154

Summary of the issuances of common shares

	As of
	September 30,	December 31,
	2021	2020
Shares reserved for Series C preferred stock	2,182,524	—
Shares reserved for Series B-1 preferred stock	2,137,131	4,853,110
Shares reserved for Series B preferred stock	2,163,433	2,163,433
Shares reserved for Series A-2 preferred stock	750,510	750,510
Shares reserved for Series A-1 preferred stock	1,025,646	1,025,646
Shares reserved for Series Seed 2 preferred stock	626,994	626,994
Shares reserved for Series Seed 1 preferred stock	1,652,083	1,652,083
Shares reserved for Series FR preferred stock	2,120,000	2,120,000
Shares reserved for future issuances under the 2020 Stock Plan	1,031,257	1,921,140
Total shares reserved for future issuance	13,689,578	15,112,916

	2020	2019
Shares reserved for Series B-1 preferred stock	4,853,110	—
Shares reserved for Series B preferred stock	2,163,433	2,163,433
Shares reserved for Series A-2 preferred stock	750,510	750,510
Shares reserved for Series A-1 preferred stock	1,025,646	1,025,646
Shares reserved for Series Seed 2 preferred stock	626,994	626,994
Shares reserved for Series Seed 1 preferred stock	1,652,083	1,652,083
Shares reserved for Series FR preferred stock	2,120,000	2,120,000
Shares reserved for future issuances under the 2020 Stock Plan	1,921,140	1,921,140
Total shares reserved for future issuance	15,112,916	10,259,806